Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common Stock, shares authorized (in shares)	750,000,000	750,000,000
Common Stock, shares issued (in shares)	560,023,745	558,576,051
Treasury stock, shares (in shares)	549,907	586,760